Significant Components of Deferred Tax Assets and Liabilities (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR
Deferred tax assets:
Net operating losses carry-forwards	$ 301	16,404		16,271
Losses of equity method investee	1	77
Differences in carrying amounts of property, plant and equipment for accounting and income tax purposes	38	2,097		3,307
Allowances for uncollectible receivables and other current assets	23	1,276		1,067
Unearned revenues	65	3,520		3,762
National long distance license fees	3	143		154
Interest and expenses allowed on payment basis	55	3,022		2,031
Minimum alternate tax credit	3	183		183
Others	28	1,481		1,612
Gross deferred tax assets	517	28,203		28,387
Less: Valuation allowance	(364)	(19,853)	(371)	(20,219)	(11,676)
Net deferred tax assets	153	8,350		8,168
Deferred tax liabilities:
Differences in carrying amounts of property, plant and equipment for accounting and income tax purposes	136	7,414		7,781
Prepaid pension asset	8	418		448
Tax on undistributed earnings of subsidiary	2	117		126
Others	1	78		69
Total	147	8,027		8,424
Net deferred tax (liability)/Assets	6	323		(256)
Current deferred tax asset, net	44	2,405		2,132
Non-current deferred tax asset, net	8	454		790
Current deferred tax liability, net		1		1
Non-current deferred tax liability, net	$ 46	2,535		3,177